CONTROLLING AND NON-CONTROLLING INTERESTS IN VANTIV HOLDING (Details) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended				3 Months Ended		6 Months Ended			12 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Fifth Third	Mar. 21, 2012 Common Stock	Jun. 30, 2012 Vantiv Holding	Jun. 30, 2011 Vantiv Holding	Jun. 30, 2012 Vantiv Holding	Jun. 30, 2011 Vantiv Holding	Dec. 31, 2009 Vantiv Holding	Dec. 31, 2011 Vantiv Holding	Dec. 31, 2010 Vantiv Holding	Jun. 30, 2012 Vantiv Holding Fifth Third	Jun. 30, 2012 Vantiv Holding JPDN	Jun. 30, 2012 Vantiv Holding Vantiv, Inc.	Jun. 30, 2011 Vantiv Holding Vantiv, Inc.	Jun. 30, 2012 Vantiv Holding Vantiv, Inc.	Jun. 30, 2011 Vantiv Holding Vantiv, Inc.	Dec. 31, 2009 Vantiv Holding Vantiv, Inc.	Dec. 31, 2011 Vantiv Holding Vantiv, Inc.	Dec. 31, 2010 Vantiv Holding Vantiv, Inc.
Controlling and non-controlling interests in Vantiv Holding
Conversion ratio for conversion of units into common stock									1
Changes in units and related ownership interest
Opening balance (in units)												100,000,000					48,933,182	136,363			50,930,455
Opening percentage of ownership by parent												50.93%
Opening percentage of ownership, non-controlling interest								48.93%									48.93%	0.14%
Recapitalization transactions:
Incremental units as a result of split (in shares)												75,760,489					37,072,018	103,309			38,585,162
JPDN exchange for Class A common stock																		(239,672)			239,672
IPO transactions:
Issuance of Class A common stock to public (in shares)												29,412,000									29,412,000
Issuance of Class A common stock under equity plan (in shares)												7,896,857									7,869,857
Underwriters' purchase of additional shares																	(2,086,064)				2,086,064
Closing balance (in units)										213,042,346		213,042,346			100,000,000		83,919,136		129,123,210		129,123,210			50,930,455
Closing percentage of ownership by parent										60.61%		60.61%			50.93%
Closing percentage of ownership, non-controlling interest								48.93%									39.39%
Adjustment to net assets attributable to non-controlling interest as a result of change in ownership interest										$ 105,100,000		$ 105,100,000
Reconciliation of net income (loss) attributable to non-controlling interests
Net income	47,578,000	11,661,000	4,650,000	16,360,000	14,587,000	84,810,000	54,917,000
Items not allocable to non-controlling interests:
Miscellaneous expenses																				127,000		156,000	13,000	61,000	79,000
Vantiv, Inc. income tax expense	21,989,000	683,000	1,954,000	2,551,000	(191,000)	32,309,000	(956,000)												15,177,000	1,013,000	(10,558,000)	(1,270,000)	(934,000)	13,310,000	7,800,000
Net income (loss) attributable to Vantiv Holding	22,956,000	5,380,000	4,592,000	8,879,000						62,755,000	12,801,000	(5,908,000)	15,246,000	34,090,000	98,981,000	67,096,000
Net income attributable to non-controlling interest	$ 24,622,000	$ 6,281,000	$ 58,000	$ 7,481,000	$ 16,728,000	$ 48,570,000	$ 32,924,000			$ 24,622,000	$ 6,281,000	$ 58,000	$ 7,481,000	$ 16,728,000	$ 48,570,000	$ 32,924,000